OTHER NON-CURRENT ASSETS	9 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS
OTHER NON-CURRENT ASSETS

9.     OTHER NON-CURRENT ASSETS

	December 31,	March 31,
	2022	2022
	(Unaudited)
Prepayments of automobiles purchased (i)	$837,731	$—
(i)	In September and October 2022, the Company entered into two automobile purchase agreements (“Purchase Agreements”) with two third parties to purchase a total of 130 automobile which amounted to $2,098,533. As of December 31, 2022, the Company has received possession of 20 automobiles and made prepayments of $837,731 towards the remaining purchase pertaining to the Purchase Agreements. The Company expects to complete the remaining purchase by March 31, 2023.